Restatement of Previously Issued Financial Statements - Summary of Restatement of Warrants in Financial Statements (Detail) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 25, 2020	Jul. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities		$ 31,355,929		$ 22,513,065	$ 31,355,929
Total Liabilities		42,720,411		30,666,731	42,720,411
Class A ordinary shares subject to possible redemption		160,720,160		173,122,110	160,720,160
Additional paid-in capital		22,262,164		9,860,338	22,262,164
Accumulated deficit		(17,263,148)		(4,861,190)	(17,263,148)
Total Shareholders' Equity		5,000,001	$ 5,000,003	5,000,009	5,000,001		$ 0
Transaction costs allocable to warrant liabilities				(768,391)
Change in fair value of warrant liabilities		22,449,504		(3,090,130)	(8,842,864)
Net loss		21,269,658	$ (33,671,616)	(4,861,190)	(12,401,958)
Initial classification of Class A ordinary shares subject to possible redemption				174,883,010
Change in value of Class A ordinary shares subject to possible redemption				(1,760,900)	(12,401,950)
Initial classification of warrant liabilities				20,960,000
Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares		$ 467		$ 343	$ 467
Number of shares subject to possible redemption		16,072,016		17,312,211	16,072,016
Basic and diluted net loss per share		$ 0.00		$ 0	$ 0.00
Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares		$ 518		$ 518	$ 518
Net loss		$ 21,269,658		$ (4,861,190)	$ (12,401,958)
Basic and diluted net loss per share		$ 4.10		$ (0.94)	$ (2.40)
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	$ 0			$ 0		$ 0
Total Liabilities	7,002,230			8,153,666		7,002,230
Additional paid-in capital	5,016,761			6,002,037		5,005,991
Accumulated deficit	(17,379)			(1,002,669)		(6,606)
Total Shareholders' Equity	$ 5,000,005			$ 5,000,004		$ 5,000,008
Number of shares subject to possible redemption	18,950,647			19,563,518		18,951,724
Transaction costs allocable to warrant liabilities	$ 0			$ 0
Change in fair value of warrant liabilities	0			0
Net loss	(17,379)			(1,002,669)
Initial classification of Class A ordinary shares subject to possible redemption	189,517,240			196,631,240
Change in value of Class A ordinary shares subject to possible redemption	(10,770)			(996,060)
Initial classification of warrant liabilities				0
As Reported | Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares subject to possible redemption	189,506,470			195,635,180		$ 189,517,240
Class A ordinary shares	$ 105			$ 118		105
As Reported | Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per share	$ 0.00			$ (0.19)
Restatement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	$ 21,060,000			$ 22,513,065		20,960,000
Total Liabilities	21,060,000			22,513,065		20,960,000
Additional paid-in capital	3,014,779			3,858,301		2,914,781
Accumulated deficit	(3,014,990)			(3,858,521)		(2,914,990)
Total Shareholders' Equity	$ 0			$ 5		$ 0
Number of shares subject to possible redemption	(2,106,000)			(2,251,306)		(2,096,000)
Transaction costs allocable to warrant liabilities	$ (754,990)			$ (768,391)
Change in fair value of warrant liabilities	(2,260,000)			(3,090,130)
Net loss	(3,014,990)			(3,858,521)
Initial classification of Class A ordinary shares subject to possible redemption	(20,960,000)			(21,748,230)
Change in value of Class A ordinary shares subject to possible redemption	(100,000)			(764,840)
Initial classification of warrant liabilities	20,960,000			20,960,000
Restatement | Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares subject to possible redemption	(21,060,000)			(22,513,070)		$ (20,960,000)
Class A ordinary shares	$ 211			$ 225		209
Restatement | Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per share	$ (0.58)			$ (0.75)
As Restated
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	$ 21,060,000			$ 22,513,065		20,960,000
Total Liabilities	28,062,230			30,666,731		27,962,230
Additional paid-in capital	8,031,540			9,860,338		7,920,772
Accumulated deficit	(3,032,369)			(4,861,190)		(2,921,596)
Total Shareholders' Equity	$ 5,000,005			$ 5,000,009		$ 5,000,008
Number of shares subject to possible redemption	16,844,647			17,312,211		16,855,724
Transaction costs allocable to warrant liabilities	$ (754,990)			$ (768,391)
Change in fair value of warrant liabilities	(2,260,000)			(3,090,130)
Net loss	(3,032,369)			(4,861,190)
Initial classification of Class A ordinary shares subject to possible redemption	168,557,240			174,883,010
Change in value of Class A ordinary shares subject to possible redemption	(110,770)			(1,760,900)
Initial classification of warrant liabilities	20,960,000			20,960,000
As Restated | Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares subject to possible redemption	168,446,470			173,122,110		$ 168,557,240
Class A ordinary shares	$ 316			$ 343		$ 314
As Restated | Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per share	$ (0.58)			$ (0.94)